Securities - Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Available-for-sale:
Amortized cost	$ 102,422	$ 89,627
Gross unrealized gains	507	143
Gross unrealized losses	823	1,739
Available-for-sale	102,106	88,031
Amortized cost, before Portfolio level basis adjustment	102,421	89,719
Gross unrealized gains, before portfolio level basis adjustments	508
Gross unrealized losses, before portfolio level basis adjustments		1,831
Portfolio level basis adjustment, excluded from amortized cost	1	(92)
Portfolio level basis adjustments, gross unrealized gains (losses)	1	(92)
Held-to-maturity:
Amortized cost	48,094	48,596
Gross unrealized gains	95	15
Gross unrealized losses	2,812	4,591
Fair value	45,377	44,020
Amortized cost, Total	150,516	138,223
Gross unrealized, Gain, Total	602	158
Gross unrealized, Losses, Total	3,635	6,330
Fair value, Total	147,483	132,051
Non-U.S. government
Available-for-sale:
Amortized cost	28,593	25,042
Gross unrealized gains	122	61
Gross unrealized losses	147	356
Available-for-sale	28,568	24,747
Held-to-maturity:
Amortized cost	5,654	4,479
Gross unrealized gains	22	8
Gross unrealized losses	20	36
Fair value	5,656	4,451
U.S. Treasury
Available-for-sale:
Amortized cost	25,621	16,575
Gross unrealized gains	115	9
Gross unrealized losses	25	181
Available-for-sale	25,711	16,403
Held-to-maturity:
Amortized cost	7,830	8,833
Gross unrealized gains	18	0
Gross unrealized losses	173	443
Fair value	7,675	8,390
Agency RMBS
Available-for-sale:
Amortized cost	21,261	20,459
Gross unrealized gains	202	16
Gross unrealized losses	243	575
Available-for-sale	21,220	19,900
Held-to-maturity:
Amortized cost	26,432	25,824
Gross unrealized gains	48	4
Gross unrealized losses	2,317	3,545
Fair value	24,163	22,283
Foreign covered bonds
Available-for-sale:
Amortized cost	8,088	7,129
Gross unrealized gains	37	33
Gross unrealized losses	57	94
Available-for-sale	8,068	7,068
Held-to-maturity:
Amortized cost	736	555
Gross unrealized gains	2	1
Gross unrealized losses	0	1
Fair value	738	555
Agency commercial MBS
Available-for-sale:
Amortized cost	6,891	7,467
Gross unrealized gains	12	5
Gross unrealized losses	123	247
Available-for-sale	6,780	7,225
Held-to-maturity:
Amortized cost	2,937	3,395
Gross unrealized gains	3	0
Gross unrealized losses	120	243
Fair value	2,820	3,152
CLOs
Available-for-sale:
Amortized cost	6,117	5,809
Gross unrealized gains	4	10
Gross unrealized losses	3	0
Available-for-sale	6,118	5,819
Held-to-maturity:
Amortized cost	1,841	1,816
Gross unrealized gains	2	2
Gross unrealized losses	3	0
Fair value	1,840	1,818
Non-agency commercial MBS
Available-for-sale:
Amortized cost	2,280	2,641
Gross unrealized gains	1	2
Gross unrealized losses	85	156
Available-for-sale	2,196	2,487
U.S. government agencies
Available-for-sale:
Amortized cost	1,542	2,304
Gross unrealized gains	12	4
Gross unrealized losses	0	19
Available-for-sale	1,554	2,289
Held-to-maturity:
Amortized cost	2,653	3,669
Gross unrealized gains	0	0
Gross unrealized losses	178	322
Fair value	2,475	3,347
Non-agency RMBS
Available-for-sale:
Amortized cost	1,631	1,639
Gross unrealized gains	2	2
Gross unrealized losses	118	163
Available-for-sale	1,515	1,478
Held-to-maturity:
Amortized cost		14
Gross unrealized gains		0
Gross unrealized losses		0
Fair value		14
Other ABS
Available-for-sale:
Amortized cost	397	654
Gross unrealized gains	1	1
Gross unrealized losses	22	40
Available-for-sale	376	615
Other debt securities
Held-to-maturity:
Amortized cost	11	11
Gross unrealized gains	0	0
Gross unrealized losses	1	1
Fair value	$ 10	$ 10